SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

25.  SUBSEQUENT EVENTS

Issuance Shares to Bee Computing Employee

According to the Amended and Restated Share Exchange Agreement the Company entered into in April 2022 in relation to the acquisition of Bee Computing, the Company shall issue certain incentive shares when the research and development project meet certain target. Bee Computing has successfully completed the development of Litecoin ASIC mining machine that met the specific target. The Company therefore issued 2,291,280 Class A Ordinary shares on March 27, 2024.

Completion of Sale of Mining Pool Business

On December 28, 2023, the Company entered into an agreement with Esport – Win Limited, a Hong Kong limited liability company, to sell its entire mining pool business operated under BTC.com (the “Business”) for a total consideration of US$5,000. The transaction was closed on February 29, 2024. However, for accounting purposes the Business was deemed to be disposed of on January 31, 2024 when the Company relinquished control and received the first payment of the Consideration by retaining 71.37 bitcoins of the Business for compliance and safety purposes when transferring the Business to Esport – Win Limited. The retained bitcoins have a fair value of US$3,000 as determined using US$42 per bitcoin, which was published by Coinbase.com on January 29, 2024 at UTC 0:00.